Document And Entity Information	Oct. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2023
Entity Registrant Name	GUARANTY BANCSHARES, INC.
Entity Central Index Key	0001058867
Entity Emerging Growth Company	false
Securities Act File Number	001-38087
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	75-1656431
Entity Address, Address Line One	16475 Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	888
Local Phone Number	572-9881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	GNTY
Security Exchange Name	NYSE